UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:
	Name: 		 	Lathrop Investment Management Corp
	Address:		10 Corporate Hill Drive, Suite 225
				Little Rock, Arkansas 72205
	13F File Number:	028-11756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
       Name:			Andrew A. LaGrone
       Title:			Chief Compliance Officer
       Phone:			501.227.4930
       Signature,		Place,		and Date of Signing:
       Andrew A. LaGrone	Little Rock, AR	April 12, 2011

Report Type (Check only one.):
			[x]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	55
Form 13F Information Table Value Total:	$166,936

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              604059105      530     5667 SH       SOLE                     5667
ABBOTT LABORATORIES            COM              002824100     5522   112579 SH       SOLE                   112579
ADOBE SYSTEMS                  COM              00724F101     4462   134555 SH       SOLE                   134555
APPLE COMPUTER                 COM              037833100      756     2170 SH       SOLE                     2170
AT&T                           COM              00206R102     5201   169923 SH       SOLE                   169923
AUTO DESK                      COM              052769106      329     7460 SH       SOLE                     7460
BANK OF AMERICA                COM              060505104      359    26920 SH       SOLE                    26920
CHARLES SCHWAB                 COM              808513105     4865   269826 SH       SOLE                   269826
CHEVRONTEXACO                  COM              166751107     1100    10234 SH       SOLE                    10234
CISCO SYSTEMS                  COM              17275R102     3710   216319 SH       SOLE                   216319
CITRIX SYSTEMS                 COM              177376100     5709    77715 SH       SOLE                    77715
COCA COLA                      COM              191216100     1860    28039 SH       SOLE                    28039
CULLEN FROST BANKERS           COM              229899109     4519    76570 SH       SOLE                    76570
CVS CAREMARK                   COM              126650100     4849   141274 SH       SOLE                   141274
ELECTRONIC ARTS                COM              285512109     5434   278230 SH       SOLE                   278230
ELRAY RESOURCES INC            COM              29015T108      125  2500000 SH       SOLE                  2500000
EMC                            COM              268648102     6235   234765 SH       SOLE                   234765
EMERSON ELECTRIC               COM              291011104      228     3901 SH       SOLE                     3901
EXXON MOBIL                    COM              302290101     6225    73987 SH       SOLE                    73987
FOREST OIL                     COM              346091606     5615   148425 SH       SOLE                   148425
GENERAL ELECTRIC               COM              369604103     6132   305818 SH       SOLE                   305818
HALLIBURTON                    COM              406216101      458     9194 SH       SOLE                     9194
HOSPIRA                        COM              441060100     4800    86960 SH       SOLE                    86960
ILLINOIS TOOL WORKS            COM              452308109     4947    92085 SH       SOLE                    92085
INTEL                          COM              458140100     4661   230956 SH       SOLE                   230956
INTERNATIONAL BUSINESS MACHINE COM              459200101      984     6035 SH       SOLE                     6035
JACOBS ENGINEERING             COM              469814107     5251   102095 SH       SOLE                   102095
JARDEN                         COM              471109108     4484   126075 SH       SOLE                   126075
JOHNSON CONTROLS               COM              478366107     6141   147733 SH       SOLE                   147733
KIMBERLY CLARK                 COM              494368103      899    13774 SH       SOLE                    13774
LAZARD LTD-CL A                COM              021260622     4989   119978 SH       SOLE                   119978
MEDTRONIC                      COM              585055106     5090   129345 SH       SOLE                   129345
MICROSOFT                      COM              594918104     4685   184539 SH       SOLE                   184539
MONSANTO                       COM              61166W101     4505    62338 SH       SOLE                    62338
NIKE CLASS B                   COM              654106103     4436    58598 SH       SOLE                    58598
NMC                            COM              629196106        0   100000 SH       SOLE                   100000
PEPSICO                        COM              713448108      411     6383 SH       SOLE                     6383
PROCTER & GAMBLE               COM              742718109      247     4007 SH       SOLE                     4007
REGIONS FINANCIAL              COM              7591EP100     2572   354265 SH       SOLE                   354265
SCHLUMBERGER                   COM              806857108     5787    62053 SH       SOLE                    62053
SIMMONS FIRST NATIONAL         COM              828730200      297    10975 SH       SOLE                    10975
SUNOVIA ENERGY TECHNOLOGIES    COM              86770A104        0    12000 SH       SOLE                    12000
TARGET                         COM              87612E106     4306    86105 SH       SOLE                    86105
THERMO FISHER SCIENTIFIC       COM              883556102     4844    87205 SH       SOLE                    87205
TYSON FOODS                    COM              902494103     2419   126080 SH       SOLE                   126080
WAL-MART                       COM              931142103     4765    91538 SH       SOLE                    91538
WALT DISNEY                    COM              254687106     5547   128737 SH       SOLE                   128737
WINDSTREAM                     COM              97381W104      809    62799 SH       SOLE                    62799
WRIGHT MEDICAL                 COM              98235t107      248    14590 SH       SOLE                    14590
AMERICAN CAP INCOME BUILDER CL                  140193400      213     4178 SH       SOLE                     4178
COLUMBIA MIDCAP INDEX FD-Z                      19765J608     2246   178419 SH       SOLE                   178419
FIRST EAGLE SOGEN GLOBAL-A                      32008F507      384     8005 SH       SOLE                     8005
FRANKLIN INCOME FUND CL A                       353496300       66    29301 SH       SOLE                    29301
VANGUARD 500 INDEX FUND-SIGN                    922908496      685     6788 SH       SOLE                     6788
VANGUARD INSTL INDEX-INST PL                    922040209      995     8203 SH       SOLE                     8203